LVIP Global Income Fund
(Standard Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
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Investment Objective

The investment objective of the LVIP Global Income Fund (fund) is to seek current income consistent with the preservation of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    0.65%
 Distribution and/or Service (12b-1) fees                                                          0.00%
 Other Expenses                                                                                    0.19%
 Total Annual Fund Operating Expenses                                                              0.84%
 Less Fee Waiver and Expense Reimbursement1                                                       (0.09%)
 Net Expenses                                                                                      0.75%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.75% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.


Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $77      $259      $457    $1,029

LVIP Global Income Fund                                                      1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. From May 4, 2009 to December 31, 2009, the fund's portfolio turnover rate was 49% of the average value of its portfolio.


Principal Investment Strategies

Under normal circumstances, the fund invests mainly in fixed income securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Fixed income securities may be of any maturity, and include bonds, notes, bills and debentures. The fund focuses on investment grade bonds, which are issues rated in the top four rating categories by independent rating organizations such as Standard & Poor's (S&P (Reg. TM)) or Moody's Investors Service (Moody's), or if unrated determined by the fund's sub-advisers to be of comparable quality. The fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (junk bonds) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The fund may invest a significant portion of its assets in emerging markets.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. LIA has selected Mondrian Investment Partners Limited (Mondrian) and Franklin Advisers, Inc. (Franklin) to serve as the fund's sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the fund's assets that LIA allocates to the sub-adviser. LIA may change the allocation at any time, and the percentage of each sub-adviser's share of the fund's assets may change over time.

Mondrian's approach in selecting investments for the fund is oriented to country selection and is value driven. In selecting fixed-income instruments for the fund, Mondrian identifies those countries' fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation.

Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political and economic conditions.

The fund may enter into various derivative strategies for hedging purposes, as a substitute for taking a position directly in the underlying asset, or to generate income for the fund. These strategies include forward currency contracts, cross currency forwards, financial futures contracts, currency futures contracts, options on currencies, options on currency futures contracts and swap agreements. The successful use of derivative currency transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements. Swap agreements may include interest rate, index, total return, currency and credit default swaps. Interest rate futures and swaps may be used to implement views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


2  LVIP Global Income Fund

 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


Fund Performance

The fund commenced operations on May 4, 2009. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation
Investment Sub-Adviser: Franklin Advisers, Inc.

Investment Sub-Adviser: Mondrian Investment Partners Limited



Franklin Portfolio Manager(s)   Company Title           Experience w/Fund
------------------------------- ----------------------- ------------------
Michael Hastentab, PH.D         Senior Vice President   Since May 2009



Mondrian Portfolio Manager(s)   Company Title                           Experience w/Fund
------------------------------- --------------------------------------- ------------------
Christopher Moth                Director and Chief Investment Officer   Since May 2009
David Wakefield                 Senior Portfolio Manager                Since May 2009

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other


LVIP Global Income Fund                                                      3

financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP Global Income Fund

LVIP Global Income Fund
(Service Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Global Income Fund (fund) is to seek current income consistent with the preservation of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    0.65%
 Distribution and/or Service (12b-1) fees                                                          0.25%
 Other Expenses                                                                                    0.19%
 Total Annual Fund Operating Expenses                                                              1.09%
 Less Fee Waiver and Expense Reimbursement1                                                       (0.09%)
 Net Expenses                                                                                      1.00%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.00% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.


Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $102     $338      $592    $1,321

LVIP Global Income Fund                                                      1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. From May 4, 2009 to December 31, 2009, the fund's portfolio turnover rate was 49% of the average value of its portfolio.


Principal Investment Strategies

Under normal circumstances, the fund invests mainly in fixed income securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A supranational organization is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Fixed income securities may be of any maturity, and include bonds, notes, bills and debentures. The fund focuses on investment grade bonds, which are issues rated in the top four rating categories by independent rating organizations such as Standard & Poor's (S&P (Reg. TM)) or Moody's Investors Service (Moody's), or if unrated determined by the fund's sub-advisers to be of comparable quality. The fund may invest up to 25% of its assets in bonds that are rated below investment grade including high yield bonds (junk bonds) and bonds that are in default at time of purchase. Generally, lower rated securities pay higher yields than higher rated securities to compensate investors for the higher risk. The fund may invest a significant portion of its assets in emerging markets.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. LIA has selected Mondrian Investment Partners Limited (Mondrian) and Franklin Advisers, Inc. (Franklin) to serve as the fund's sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the fund's assets that LIA allocates to the sub-adviser. LIA may change the allocation at any time, and the percentage of each sub-adviser's share of the fund's assets may change over time.

Mondrian's approach in selecting investments for the fund is oriented to country selection and is value driven. In selecting fixed-income instruments for the fund, Mondrian identifies those countries' fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation.

Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political and economic conditions.

The fund may enter into various derivative strategies for hedging purposes, as a substitute for taking a position directly in the underlying asset, or to generate income for the fund. These strategies include forward currency contracts, cross currency forwards, financial futures contracts, currency futures contracts, options on currencies, options on currency futures contracts and swap agreements. The successful use of derivative currency transactions will usually depend on the ability of the sub-adviser to accurately forecast currency exchange rate movements. Swap agreements may include interest rate, index, total return, currency and credit default swaps. Interest rate futures and swaps may be used to implement views on interest rates, quickly adjust portfolio duration or efficiently handle cash flows.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


2  LVIP Global Income Fund

 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


Fund Performance

The fund commenced operations on May 4, 2009. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation
Investment Sub-Adviser: Franklin Advisers, Inc.

Investment Sub-Adviser: Mondrian Investment Partners Limited



Franklin Portfolio Manager(s)   Company Title           Experience w/Fund
------------------------------- ----------------------- ------------------
Michael Hastentab, PH.D         Senior Vice President   Since May 2009



Mondrian Portfolio Manager(s)   Company Title                           Experience w/Fund
------------------------------- --------------------------------------- ------------------
Christopher Moth                Director and Chief Investment Officer   Since May 2009
David Wakefield                 Senior Portfolio Manager                Since May 2009


LVIP Global Income Fund                                                      3

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP Global Income Fund